Transactions with Related Parties, Summary (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets [Abstract]
Due from related parties - current	$ 9,938,847	$ 13,155,509
Due from related party - non-current	2,893,839	2,893,839
Investment in related party - non-current	117,521,579	117,521,579
Liabilities [Abstract]
Due to related party - current	1,487,702	1,106,606
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related parties - current	6,814,125	10,682,592
Due from related party - non-current	2,893,839	2,893,839
Related Party [Member] | Toro [Member]
Assets [Abstract]
Investment in related party - non-current	117,521,579	117,521,579
Liabilities [Abstract]
Due to related party - current	1,069,444	1,069,444
Related Party [Member] | MPC Capital [Member]
Assets [Abstract]
Due from related parties - current	3,124,722	2,472,917
Liabilities [Abstract]
Due to related party - current	$ 418,258	$ 37,162